Brown Advisory Equity Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.5%
Communication Services - 2.4%
38,192	Comcast Corp.	2,136,079
Consumer Discretionary - 13.7%
14,314	Best Buy Co., Inc.	1,513,133
12,783	Hasbro, Inc.	1,140,499
7,282	Home Depot, Inc.	2,390,389
8,032	Lowe's Companies, Inc.	1,629,372
9,767	McDonald's Corp.	2,354,921
13,310	Target Corp.	3,044,929
		12,073,243
Consumer Staples - 5.5%
17,432	Procter & Gamble Co.	2,436,993
44,099	Reynolds Consumer Products, Inc.	1,205,667
22,612	Unilever PLC ADR	1,226,023
		4,868,683
Energy - 1.9%
100,000	Kinder Morgan, Inc.	1,673,000
Financials - 18.8%
11,642	Ameriprise Financial, Inc.	3,074,885
55,491	Bank of America Corp.	2,355,593
25,784	Blackstone, Inc.	2,999,711
11,392	Chubb Ltd.	1,976,284
7,376	Erie Indemnity Co.	1,316,026
18,252	JPMorgan Chase & Co.	2,987,670
9,392	T. Rowe Price Group, Inc.	1,847,406
		16,557,575
Health Care - 15.0%
18,735	AbbVie, Inc.	2,020,944
15,428	Gilead Sciences, Inc.	1,077,646
10,794	Johnson & Johnson	1,743,231
16,127	Medtronic PLC	2,021,519
38,296	Merck & Co., Inc.	2,876,413
21,815	Novartis AG ADR	1,784,031
4,376	UnitedHealth Group, Inc.	1,709,878
		13,233,662
Industrials - 6.4%
7,251	Canadian National Railway Co.	838,578
4,844	Cummins, Inc.	1,087,769
4,297	L3Harris Technologies, Inc.	946,371
7,204	Otis Worldwide Corp.	592,745
11,848	United Parcel Service, Inc.	2,157,521
		5,622,984
Information Technology - 22.6%
5,969	Accenture PLC	1,909,603
6,313	Analog Devices, Inc.	1,057,301
35,582	Apple, Inc.	5,034,853
14,283	Automatic Data Processing, Inc.	2,855,457
58,241	Cisco Systems, Inc.	3,170,058
20,683	Microsoft Corp.	5,830,951
		19,858,223
Materials - 4.2%
23,858	Dow, Inc.	1,373,267
8,017	Linde PLC	2,352,027
		3,725,294
Utilities - 2.0%
23,987	Dominion Energy, Inc.	1,751,531
Total Common Stocks (Cost $40,396,885)		81,500,274

Preferred Stocks - 1.6%
Financials - 0.7%
8,095	KKR & Co., Inc. - Series C, 6.00%	639,586
Health Care - 0.9%
13,814	Becton, Dickinson & Co. Depositary Shares^	745,680
Total Preferred Stocks (Cost $1,122,301)		1,385,266

Real Estate Investment Trusts - 4.0%
8,063	American Tower Corp.	2,140,001
19,737	W.P. Carey, Inc.	1,441,590
Total Real Estate Investment Trusts (Cost $1,962,275)		3,581,591

Short-Term Investments - 2.1%
Money Market Funds - 2.1%
1,836,423	First American Government Obligations Fund — Class Z, 0.02%#	1,836,423
Total Short-Term Investments (Cost $1,836,423)		1,836,423
Total Investments - 100.2% (Cost $45,317,884)		88,303,554
Liabilities in Excess of Other Assets - (0.2)%		(174,571)
NET ASSETS - 100.0%		$88,128,983

ADR - American Depositary Receipt
^ Each depositary share represents 1/20th interest in a share of Becton, Dickinson and Co. 6.00% Mandatory Convertible Preferred Stock, Series B. Each outstanding depositary share will automatically convert on June 1, 2023 into a number of shares of common stock. Refer to the company's filings at sec.gov for additional information.

# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.